Summary of Significant Accounting Policies - Common stock subject to possible redemption (Details) - USD ($)					12 Months Ended
	Nov. 13, 2024	Mar. 14, 2024	Jul. 07, 2023	Jun. 09, 2023	Dec. 31, 2024	Dec. 31, 2023
Temporary equity
Remeasurement of Class A common stock subject to possible redemption					$ (966,174)	$ (6,707,678)
Redemption of Class A common stock	$ (12,543,118)		$ (197,694,657)
Trust Account withdrawal for tax payments					(489,119)	(2,287,729)
Class A common stock subject to redemption
Temporary equity
Temporary Equity, Balance at the beginning					44,709,805	237,984,513
Remeasurement of Class A common stock subject to possible redemption					966,174	6,707,678
Redemption of Class A common stock	$ (12,543,118)	$ (32,214,591)		$ (197,694,657)	(44,757,709)	(197,694,657)
Trust Account withdrawal for tax payments					(489,119)	(2,287,729)
Temporary Equity, Balance at the ending					$ 429,151	$ 44,709,805